SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cash and cash equivalents			$ 957		$ 957		$ 44,592	$ 130,685
Treasury stock value			0		0		0
Sale of stock, consideration received on transaction					0		0
Revenue recognized							490,000	700,385
Unrealized gain (loss) on investments
Disputed liabilities			0	$ 0	$ 0	0	$ 0	0
Income tax examination, description	the company sold to Goldstein Franklin, Inc., a California corporation, one (1) Special 2019 series A preferred share (one preferred share is convertible 100,000,000 share of common stocks) of the company, which controls 60% of the company’s total voting rights. Apart from the above mentioned preferred shares, the Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding during period ended September 30, 2023				greater than 50%		greater than 50%
Accumulated deficit			6,571,913		$ 6,571,913		$ 6,552,407	6,440,981
Cash FDIC insured amount			250,000		250,000		250,000
Marginal loan payable			0.00		0.00		0.00
Real estate investment property, net			$ 0		0		0
Working capital					$ 208,346		$ 237,903	729,388
Potentially dilutive securities							0
Goldstein Franklin, Inc [Member]
Property, Plant and Equipment [Line Items]
Preferred stock voting rights, description		the company sold to Goldstein Franklin, Inc., a California corporation, one (1) Special 2019 series A preferred share (one preferred share is convertible 100,000,000 share of common stocks) of the company, which controls 60% of the company’s total voting rights. Apart from the above mentioned preferred shares, the Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding during year ended December 31, 2022
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued							1,068,117		15,000,000
Marginal Loan Payable [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate			0.00%		0.00%		0.00%
Real Estate [Member]
Property, Plant and Equipment [Line Items]
Revenue recognized
Sales Of Investment Under Property [Member]
Property, Plant and Equipment [Line Items]
Revenue recognized							$ 490,000	$ 700,385
Minimum [Member] | Real Estate [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the assets			5 years		5 years		5 years
Minimum [Member] | Ownership [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			20.00%		20.00%		20.00%
Maximum [Member] | Real Estate [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the assets			39 years		39 years		39 years
Maximum [Member] | Ownership [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			50.00%		50.00%		50.00%